LOOMIS SAYLES FUNDS I



                                                                    July 7, 2005

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:           Loomis Sayles Funds I
              (FILE NOS.:  33-22931 AND 811-08282)


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus and statement of additional information do not differ from that contained in the Post-Effective Amendment No. 29 that was filed electronically on June 30, 2005.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2822.

                                            Very truly yours,

                                            /S/ RUSSELL KANE
                                            Russell Kane
                                            Assistant Secretary